                            AIM V.I. REAL ESTATE FUND
                                 SERIES I SHARES


                       Supplement dated December 27, 2005
                     to the Prospectus dated April 29, 2005


Effective January 1, 2006, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" in the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

         o Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1998.

         o James Cowen, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 2001. In 2000, he was a financial analyst for Jonathan Edwards Consulting.

         o James Trowbridge, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1989.

         o Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 1998.

              They are assisted by the subadvisor's Real Estate Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

              The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                            AIM V.I. REAL ESTATE FUND
                                SERIES II SHARES

                       Supplement dated December 27, 2005
                     to the Prospectus dated April 29, 2005


Effective January 1, 2006, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" in the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of the functions, may change from time to time.

         o Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1998.

         o James Cowen, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 2001. In 2000, he was a financial analyst for Jonathan Edwards Consulting.

         o James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1989.

         o Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 1998.

                  They are assisted by the subadvisor's Real Estate Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

                  The fund's Statement of Additional Information provides
              additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          AIM VARIABLE INSURANCE FUNDS


   AIM V.I. AGGRESSIVE GROWTH FUND                             AIM V.I. GROWTH FUND
    AIM V.I. BASIC BALANCED FUND                             AIM V.I. HIGH YIELD FUND
      AIM V.I. BASIC VALUE FUND                         AIM V.I. INTERNATIONAL GROWTH FUND
       AIM V.I. BLUE CHIP FUND                            AIM V.I. LARGE CAP GROWTH FUND
 AIM V.I. CAPITAL APPRECIATION FUND                      AIM V.I. MID CAP CORE EQUITY FUND
  AIM V.I. CAPITAL DEVELOPMENT FUND                         AIM V.I. MONEY MARKET FUND
      AIM V.I. CORE EQUITY FUND                            AIM V.I. PREMIER EQUITY FUND
   AIM V.I. DEMOGRAPHIC TRENDS FUND                          AIM V.I. REAL ESTATE FUND
  AIM V.I. DIVERSIFIED INCOME FUND                        AIM V.I. SMALL CAP EQUITY FUND
 AIM V.I. GOVERNMENT SECURITIES FUND


                         (SERIES I AND SERIES II SHARES)

                      Supplement dated December 27, 2005 to
          the Statement of Additional Information dated April 29, 2005 as supplemented July 1, 2005, September 20, 2005, October 5, 2005
                             and November 17, 2005

Effective January 1, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM V.I. REAL ESTATE FUND" on page G-2 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER                                      DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
------------------------------------------------------- ------------------------------------------------------
                                            AIM V.I. REAL ESTATE FUND
------------------------------------------------------- ------------------------------------------------------
Mark Blackburn                                                                    None
------------------------------------------------------- ------------------------------------------------------
James Cowen(2)                                                                    None
------------------------------------------------------- ------------------------------------------------------
Joe V. Rodriguez                                                                  None
------------------------------------------------------- ------------------------------------------------------
James W. Trowbridge                                                               None
------------------------------------------------------- ------------------------------------------------------
Ping-Ying Wang(2)                                                                 None
------------------------------------------------------- ------------------------------------------------------

        (1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
        (2) Mr. Cowen and Ms. Wang each began serving as portfolio managers on January 1, 2006."

Also effective January 1, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM V.I. REAL ESTATE FUND" on page G-11 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER              NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
                                        CATEGORY
------------------------------------- ----------------------------------------------------------------------------
                                              AIM V.I. REAL ESTATE FUND
------------------------------------- ----------------------------------------------------------------------------
Mark Blackburn                          6 Registered Mutual Funds with $2,983,061,552 in total assets under management

                                        3 Unregistered Pooled Investment Vehicles with $368,995,838 in total assets under management

                                        49 Other Accounts with $2,691,707,310 in total assets under management
------------------------------------- ----------------------------------------------------------------------------
James Cowen(3)                          None
------------------------------------- ----------------------------------------------------------------------------
Joe V. Rodriguez                        6 Registered Mutual Funds with $2,983,061,552 in total assets under management

                                        3 Unregistered Pooled Investment Vehicles with $368,995,838 in total assets under management

                                        49 Other Accounts with $2,691,707,310 in total assets under management
------------------------------------- ----------------------------------------------------------------------------
James W. Trowbridge                     6 Registered Mutual Funds with $2,983,061,552 in total assets under management

                                        3 Unregistered Pooled Investment Vehicles with $368,995,838 in total assets under management

                                        49 Other Accounts with $2,691,707,310 in total assets under management
------------------------------------- ----------------------------------------------------------------------------
Ping-Ying Wang(3)                       None
------------------------------------- ----------------------------------------------------------------------------

        (3) Mr. Cowen and Ms. Wang each began serving as portfolio managers on AIM V.I. Real Estate Fund on January 1, 2006. Information on other accounts that they manage has been provided as of November 30, 2005."